Discontinued Operations - (net assets of CSL at the dates of disposal) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 23, 2019 USD ($)	Apr. 25, 2019 HKD ($)	Apr. 25, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2018 HKD ($)	Jun. 07, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash	$ 0				$ 5			$ 25
Consideration		$ 64,341
Century Skyway Limited
Cash	2				5
Advances to suppliers	44				45
Goodwill	12,831				12,831
Intangible assets	16,402				16,402
Other payables, accrued liabilities and customer deposits	(185)				(182)
Deferred tax liabilities	(4,100)				$ (4,100)
Net assets of CSL upon disposal	$ 24,994
Ownership interest transferred	51.00%
Interests in net assets of CSL being disposed of	$ 12,747
Consideration	12,750		$ 99,450,000	$ 12,750		$ 126,126,000	$ 16,200
Gain on disposal of subsidiary	$ 3